Property And Equipment - Summary of Property Plant and Equipment (Detail) - OAK Street Health Inc and Affiliates [Member] - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 96,669	$ 84,106
Less accumulated depreciation	(24,479)	(16,710)
Property, plant and equipment, net	72,190	67,396
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	58,433	56,608
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	4,686	3,888
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	15,043	9,785
Internal Use Software [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	3,796	1,679
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	9,484	8,934
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 5,227	$ 3,212